S-K 1602, SPAC Registered Offerings	Dec. 23, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to our amended and restated memorandum and articles of association. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $203,825,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $234,125,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $2,000,000 in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $1,825,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the permitted withdrawals and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 203,825,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, depending on, among other factors, the valuation of our business combination target company, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and those securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.

If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the representative. Our initial shareholders, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands and any other applicable law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Igor Volshteyn	Tiber Ventures, Inc. CCUR Holdings, Inc. Symbolic Logic, Inc.	Financial services and real estate Financial services and real estate Financial services and real estate	Chief Executive Officer and Director Chief Executive Officer and Director Chief Executive Officer and Director
Peter D. Aquino	Mercury Access Group, LLC	TMT advisory firm	Founder and Partner
Mark Szynkowski	Tiber Venture, Inc.	Financial services and real estate	SVP, CFO and Treasurer
Christopher Downie	Welles Infrastructure Advisors, LLC	Digital Infrastructure	Managing Partner
	Gabriel Advisors, LLC	Advisory services for TMT companies	Managing Director and Advisor
Individual	Entity	Entity’s Business	Affiliation
David Marshack	RKF Engineering Solutions, LLC	Satellite communications engineering	Managing Director and Chief Operating Officer
Eric Edidin	BH3 Management LLC	Real estate development and operations	Executive Chairman

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

Our sponsor, officers or directors or their respective affiliates may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors or their respective affiliates could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company). As a result, our sponsor, officers and directors may pursue business combinations for blank check companies that they have sponsored in any order, which could result in any blank check companies completing business combinations prior to its blank check companies, including our company, that were launched earlier. Any determination as to which blank check company will pursue a particular acquisition target will be made based on the circumstances of the particular situation, including but not limited to the relative sizes of the blank check companies compared to the sizes of the targets, the need or desire for additional financings and the relevant experience of our sponsor, directors and officers involved with a particular blank check company. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination. Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our initial shareholders, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our initial shareholders, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Furthermore, our initial shareholders officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lockup. The private placement warrants

(including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our sponsor and members of our management team will, directly or indirectly, own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,850,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $3,825,000 purchase price for the private placement warrants (or $1.00 per warrant). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement warrants.

•        certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor, officers, directors or advisors a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated our sponsor, officers or directors or their respective affiliates, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or their respective affiliates; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

In addition, we have agreed, pursuant to the administrative services and indemnification agreement with our sponsor relating to the monthly payment for office space and administrative services described above, that we will indemnify our sponsor from any claims (i) arising out of or relating to this offering or the company’s operations or conduct of the company’s business, (ii) in respect of any investment opportunities sourced by the sponsor and its affiliates, and/or (iii) any claim against our sponsor alleging any expressed or implied management or endorsement by our sponsor of any of the company’s activities or any express or implied association between our sponsor and the company or any of its affiliates, which agreement provides that the indemnified parties cannot access the funds held in our trust account.

In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors or their respective affiliates, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers, directors or advisors a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Spartacus Sponsor II LLC

7,666,667 Class B Ordinary Shares (of which 1,000,000 are subject to forfeiture to the extent the underwriters do not exercise their overallotment option). On December 17, 2025, M. Klein and Company, LLC purchased 287,500 founder shares from our sponsor for the same price per share price paid by our sponsor.

$25,000 or approximately $0.003 per share
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

3,825,000 private placement warrants (or up to 4,125,000 warrants if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering, which warrants may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

$3,825,000 (or up to $4,125,000 if the underwriters’ over-allotment option is exercised in full)
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
	$10,000 per month	Office space, utilities and secretarial and administrative support.

Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant, which warrants may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Each officer and director	25,000 founder shares for their services provided through indirect membership interests in our sponsor	Approximately $0.003 per share
Spartacus Sponsor II LLC, our officers, directors or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

We may engage our sponsor, officers, directors, or their affiliates as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions.

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement warrants) and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full) and 7,666,667 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.47	7.47	6.88	6.88	5.94	5.95	4.20	4.20	(0.16)	(0.15)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.46	7.46	6.87	6.87	5.93	5.94	4.19	4.19	(0.17)	(0.16)
Dilution to public shareholders	$2.54	$2.54	$3.13	$3.13	$4.07	$4.06	$5.81	$5.81	$10.17	$10.16
Percentage of dilution to public shareholders	25.40%	25.40%	31.30%	31.30%	40.70%	40.60%	58.10%	58.10%	101.70%	101.60%

Numerator:
Net tangible book deficit before this offering	$(38,463)	(38,463)	(38,463)	(38,463)	(38,463)	(38,463)	(38,463)	(38,463)	(38,463)	(38,463)
Net proceeds from this offering and the sale of the private placement warrants(1)	201,075,000	231,075,000	201,075,000	231,075,000	201,075,000	231,075,000	201,075,000	231,075,000	201,075,000	231,075,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	45,100	45,100	45,100	45,100	45,100	45,100	45,100	45,100	45,100	45,100
Less: Deferred underwriting commissions(2)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)
Less: Overallotment liability	(218,200)	—	(218,200)	—	(218,200)	—	(218,200)	—	(218,200)	—
Less: Amounts paid for redemptions(3)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$198,863,437	228,781,637	148,863,437	171,281,637	98,863,437	113,781,637	48,863,437	56,281,637	(1,136,563)	(1,218,363)
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	26,666,667	30,666,667	21,666,667	24,916,667	16,666,667	19,166,667	11,666,667	13,416,667	6,666,667	7,666,667

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.10 per unit or $2,000,000 in the aggregate (or up to $2,300,000 if the underwriters’ option to purchase additional units is exercised), payable to the underwriters (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $2,000,000 in the aggregate or up to $2,300,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to BTIG, LLC, the representative of the underwriters, for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”